Acquisitions & Divestitures - Divestitures (Details) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 entity	Dec. 31, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2021 entity	Dec. 31, 2020 entity	Jan. 31, 2022 USD ($)
Divestitures
Number of divestitures						0
Healthcare software assets divestiture
Divestitures
Consideration | $							$ 1,065
Cash consideration received | $	$ 1,065
Pre-tax gain on sale of business | $			$ 258
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]				Other Income and Expense
Other divestitures
Divestitures
Number of divestitures					1
Other divestitures | Infrastructure | Divested businesses
Divestitures
Number of divestitures		1
Software
Divestitures
Number of divestitures					2